Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	$ 3,467	$ 5,031
Additions	5,401
Cash outflow (including interest)	(318)	(309)
Interest	18	31
Exchange difference	(136)	(66)
Ending balance	8,432	4,687
Lease liabilities, short-term	833	1,122	$ 1,002
Lease liabilities, long-term	7,599	3,565	$ 2,465
Properties (Offices)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	3,402	4,953
Additions	5,345
Cash outflow (including interest)	(313)	(304)
Interest	18	30
Exchange difference	(133)	(66)
Ending balance	8,319	4,613
Lease liabilities, short-term	799	1,103
Lease liabilities, long-term	7,520	3,510
Vehicles
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	65	78
Additions	56
Cash outflow (including interest)	(5)	(5)
Interest	0	1
Exchange difference	(3)	0
Ending balance	113	74
Lease liabilities, short-term	34	19
Lease liabilities, long-term	$ 79	$ 55